OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Other [Abstract]
Transaction costs	$ 2	$ 9	$ 22
Change in fair value of property, plant and equipment	44	33	36
Other	36	(27)	(12)
Other expenses, net	$ 82	$ 15	$ 46